Commitments and Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Milestone payments			$ 61,123	$ 50,000
Milestone payments		$ 60,659